TIFF INVESTMENT PROGRAM
TIFF MULTI-ASSET FUND (“MAF”)

Supplement Dated February 6, 2026
to the Prospectus Dated April 30, 2025, as Supplemented October 1, 2025 and December 17, 2025, the Summary Prospectus Dated April 30, 2025, as supplemented December 17, 2025, and the Statement of Additional Information Dated April 30, 2025, as Supplemented December 17, 2025

This supplement provides new and additional information to the MAF Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”) referenced above.

Effective February 23, 2026, State Street Bank and Trust Company (“State Street”) will cease serving as MAF’s administrator, transfer agent and fund accounting agent (State Street will continue to serve as MAF’s custodian and securities lending agent and MAF will continue to participate in State Street’s securities lending and enhanced custody programs). Effective as of the same date, Ultimus Fund Solutions, LLC (“Ultimus”) will begin serving as MAF’s administrator, transfer agent and fund accounting agent.

Accordingly, effective February 23, 2026, the MAF Prospectus, Summary Prospectus and Statement of Additional Information are revised as follows:

All references to State Street as administrator, transfer agent or fund accounting agent, as applicable, are deleted and replaced with Ultimus.

MAF shareholders should call or fax Ultimus directly to place purchase and redemption orders. The updated TIFF Shareholder Services numbers to use for placing purchase and redemption orders are 833-959-8366 (telephone) and 877-513-0756 (fax); these numbers replace the telephone and fax numbers listed on page 6 of the Summary Prospectus, pages 6, 22-23 and 31 of the Prospectus, and the front and back cover pages of the SAI. If you have questions other than about placing trades, a representative will be happy to connect you with a member of the TIFF Client Services Team. You can also reach the TIFF Client Services Team directly at 610-684-8200 or at clientservices@tiff.org.

Also, MAF’s shareholder mailing address listed on page 31 of the Prospectus and the front and back cover pages of the SAI is changed to:

Overnight Delivery:	U.S. Mail:
TIFF Multi-Asset Fund	TIFF Multi-Asset Fund
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450	P.O. Box 46707
Cincinnati, OH 45246	Cincinnati, OH 45246

Finally, the “Purchase Procedures - Wiring Instructions” section on page 23 of the Prospectus is deleted in its entirety. MAF shareholders and prospective shareholders may obtain the new wire instructions to purchase MAF shares by calling 833-959-8366.

Please keep this supplement for future reference.